Equity - Dividends paid (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity
Dividends paid	$ 5,570,876	$ 13,356,947	$ 2,771,287
Ecopetrol S.A.
Equity
Dividends paid	2,747,231	11,622,778	696,387
Interconexion Electrica S.A. ESP
Equity
Dividends paid	1,506,799	572,260	790,532
Oleoducto Central S.A. - Ocensa
Equity
Dividends paid	809,302	752,530	682,615
Invercolsa S.A.
Equity
Dividends paid	254,464	179,202	150,333
Oleoducto de los Llanos Orientales S.A. - ODL
Equity
Dividends paid	171,290	138,939	147,056
Oleoducto de Colombia S.A. - ODC
Equity
Dividends paid	$ 81,790	$ 91,238	86,594
Oleoducto Bicentenario de Colombia S.A.S. - OBC
Equity
Dividends paid			$ 217,770